UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841
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                             UBS Willow Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)


                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
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             Date of reporting period: July 1, 2009 - June 30, 2010
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

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                                                                                                                FUND'S
                                                                                                               VOTE FOR
                                                                                                               OR AGAINST
                                                                                                               PROPOSAL,
                                                                                                              OR ABSTAIN;
                                                                                                    WHETHER     FOR OR      WHETHER
                                                                                     WHO PROPOSED    FUND      WITHHOLD    VOTE WAS
ISSUER OF      EXCHANGE                SHAREHOLDER                                      MATTER:      CAST      REGARDING    FOR OR
PORTFOLIO      TICKER                    MEETING           SUMMARY OF MATTER            ISSUER /    VOTE ON   ELECTION OF   AGAINST
SECURITY       SYMBOL   CUSIP #           DATE                 VOTED ON               SHAREHOLDER    MATTER    DIRECTORS  MANAGEMENT
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
Transmeridian  tmy      89376NAC2        7/27/2009     Transmeridian Exploration          issuer      Yes       for          for
                                                       Bond in Default 12.000%
                                                       due 12/15/2010
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Northern       nof      BMG6635W1029     9/2/2009      1. Approve the opening of          issuer      No*
Offshore                                               the meeting by the chairman
                                                       of the board.
                                                                                     -----------------------------------------------
                                                       2. Approve the confirmation        issuer      No*
                                                       of notice and quorum
                                                                                     -----------------------------------------------
                                                       3. elect the meeting chairman      issuer      No*
                                                                                     -----------------------------------------------
                                                       4. approve the presentations       issuer      No*
                                                       of president's report to
                                                       the shareholders
                                                                                     -----------------------------------------------
                                                       5. approve the presentation        issuer      No*
                                                       of auditors report and
                                                       financial statements for the
                                                       YE 31 Dec 2009.
                                                                                     -----------------------------------------------
                                                       6.1. Elect Mr. Jim Lachance        issuer      No*
                                                       as a Director for a term
                                                       of 1 year from the date of
                                                       AGM or until their successors
                                                       are duly elected.
                                                                                     -----------------------------------------------
                                                       6.2. Elect Mr. Kurt Plumer         issuer      No*
                                                       as a Director for a term
                                                       of 1 year from the date of
                                                       AGM or until their successors
                                                       are duly elected.
                                                                                     -----------------------------------------------
                                                       6.3. Elect Mr. Nectarios           issuer      No*
                                                       Vouloumanos as a Director
                                                       for a term of 1 year from
                                                       the date of AGM or until
                                                       their successors are duly
                                                       elected.
                                                                                     -----------------------------------------------
                                                       6.4. Elect Mr. Stephen             issuer      No*
                                                       Knudtzon as a director for
                                                       a term of 1 year from the date
                                                       of AGM or until their
                                                       successors are duly elected.
                                                                                     -----------------------------------------------
                                                       6.5. Elect Mr. Marion Woolie       issuer      No*
                                                       as a director for a term of
                                                       1 year from the date of AGM
                                                       or until their successors
                                                       are duly elected.
                                                                                     -----------------------------------------------
                                                       6.6. Elect Mr. Michael Dawson      issuer      No*
                                                       as a director for a term of
                                                       1 year from the date of AGM
                                                       or until their successors are
                                                       duly elected.
                                                                                     -----------------------------------------------
                                                       7. Ratify and approve the          issuer      No*
                                                       directors fees paid to Stephen
                                                       Knudtzon in the following
                                                       amount for 2008: USD 114,700
                                                                                     -----------------------------------------------
                                                       8. Appoint                         issuer      No*
                                                       Pricewaterhousecoopers,
                                                       Houston, TX, USA as the
                                                       independent auditors of the
                                                       company and authorize the
                                                       company board to directors to
                                                       set their compensation.
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Zilog          zilg     989524-301       9/22/2009     1. For all nominees: Director:     issuer      yes       for          for
                                                       1. Robin A. Abrams, 2. Richard
                                                       L. Sanquini
                                                                                     -----------------------------------------------
                                                       2. Ratification of the             issuer      yes       for          for
                                                       selection of Armanino McKenna
                                                       LLP as our independent auditors
------------------------------------------------------------------------------------------------------------------------------------
Ormet          ormt     1689 0541 4275   11/6/2009     Directors Recommend: A vote        issuer      Yes       for          for
                                                       for election of the following
                                                       nominees 1: Nicholas Burakow,
                                                       2. Benjamin Duster, 3: Jeffrey
                                                       Marshall, 4: Robert Prusak,
                                                       5: David Robertson, 6: Michael
                                                       F. Tanchuk. Proposals:
                                                       Note-Such other business as
                                                       may properly come before the
                                                       meeting or any adjournment
                                                       thereof.
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Zilog          zilg     989524-301       2/17/2010     1. Approval and adoption of        issuer      yes       for          for
                                                       the agreement and plan of
                                                       merger, dated December 5, 2009
                                                       by and among Zilog Inc, IXYS
                                                       Corp and Zanzibar Acquisition
                                                       Inc (the "merger agreement),
                                                       pursuant to which Zilog will
                                                       become a wholly owned
                                                       subsidiary of IXYS and, if
                                                       requested by IXYS, transfer
                                                       Zilog's intellectual property
                                                       to a subsidiary of IXYS
                                                       immediately prior to
                                                       consummation of merger.
                                                                                     -----------------------------------------------
                                                       2. Adjournment or                  issuer      yes       for          for
                                                       postponement of th special
                                                       meeting to a later date, if
                                                       necessary, to permit the
                                                       further solicitation of
                                                       proxies in the event that
                                                       there are not sufficient
                                                       votes to prove and adopt
                                                       the merger agreement.
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Phospate       phos     71922F-102       3/29/2010     1. Director: 1. Ronald M.          issuer      yes       for          for
Holdings                                               Bringewatt, 2. W. Thomas
                                                       Jagodinski, 3. Robert E.
                                                       Jones, 4. Andrew J. Redleaf,
                                                       5. Sen. C. trent Lott, Sr.
                                                                                     -----------------------------------------------
                                                       2. To ratify he appointment        issuer      yes       for          for
                                                       of KPMG LLP as Phosphate
                                                       Holdings Inc.'s independent
                                                       public accounting firm for
                                                       fiscal year 2010.
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Holley         hollpp   435405AG0        5/20/2010     Holley Performance Products        issuer      yes       for          for
                                                       Inc. is soliciting votes for
                                                       acceptance of its plan of
                                                       reorganization from holders
                                                       of record 4/15/10. Hearing
                                                       date: 6/7/10. This security
                                                       is Class 2-secured notes
                                                       claims. Considered to be
                                                       impaired and entitled to
                                                       vote to accept or reject
                                                       the plan.
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* Information from proxy service received late, made best efforts to get vote counted

                                   SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                 UBS Willow Fund, L.L.C.
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By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer

Date                       August 19, 2010
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   *Print the name and title of each signing officer under his or her signature.